Derivative Instruments - Derivative Net Presentation on Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Derivative Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized		$ (6,229)	$ (8,740)
Derivative Liability, Gross Amounts Offset in the Balance Sheets		5	0
Net Amounts Presented in our Balance Sheets		(6,224)	(8,740)
Liquefaction Supply Derivatives Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	$ 48,000	82,116	33,636
Derivative Asset, Gross Amounts Offset in the Balance Sheets	(4,000)	(1,793)	(595)
Net Amounts Presented in our Balance Sheets	44,000	80,323	33,041
Liquefaction Supply Derivatives Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	2,000	(11,078)	(574)
Derivative Liability, Gross Amounts Offset in the Balance Sheets	(7,000)	3,820	0
Net Amounts Presented in our Balance Sheets	$ (5,000)	$ (7,258)	(574)
Natural Gas Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized			152
Derivative Asset, Gross Amounts Offset in the Balance Sheets			(123)
Net Amounts Presented in our Balance Sheets			$ 29